Equity Income Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.4%)
Communication Services (2.0%)
T-Mobile US Inc.	84,064	20,123
Verizon Communications Inc.	258,604	11,366
Comcast Corp. Class A	267,284	8,398
AT&T Inc.	121,849	3,441
Nexstar Media Group Inc.	15,108	2,987
		46,315
Consumer Discretionary (5.1%)
Industria de Diseno Textil SA	364,658	20,182
Darden Restaurants Inc.	82,417	15,689
Tractor Supply Co.	274,782	15,627
Dick's Sporting Goods Inc.	65,880	14,640
Home Depot Inc.	28,265	11,453
Lowe's Cos. Inc.	36,160	9,087
Travel & Leisure Co.	79,877	4,752
BorgWarner Inc. (XNYS)	107,146	4,710
Lear Corp.	44,349	4,462
McDonald's Corp.	14,375	4,368
Penske Automotive Group Inc.	23,196	4,034
Las Vegas Sands Corp.	74,564	4,011
Bath & Body Works Inc.	146,758	3,780
Ralph Lauren Corp.	5,299	1,661
Signet Jewelers Ltd.	7,502	720
eBay Inc.	1,955	178
		119,354
Consumer Staples (9.3%)
Philip Morris International Inc.	169,863	27,552
Unilever plc ADR	437,505	25,935
Archer-Daniels-Midland Co.	400,985	23,955
Walmart Inc.	208,900	21,529
Procter & Gamble Co.	115,215	17,703
Constellation Brands Inc. Class A	119,639	16,112
Keurig Dr Pepper Inc.	599,868	15,303
Pernod Ricard SA	141,121	13,893
PepsiCo Inc.	82,369	11,568
Kenvue Inc.	637,644	10,349
Altria Group Inc.	131,671	8,698
Colgate-Palmolive Co.	80,155	6,408
Coca-Cola Co.	95,653	6,344
Kroger Co.	83,370	5,620
Nomad Foods Ltd.	303,201	3,987
Sysco Corp.	33,417	2,751
		217,707
Energy (8.3%)
ConocoPhillips	462,483	43,746
EQT Corp.	539,301	29,354
Exxon Mobil Corp.	202,364	22,817
Marathon Petroleum Corp.	113,293	21,836
Coterra Energy Inc.	883,211	20,888
Targa Resources Corp.	117,457	19,679
Chevron Corp.	44,037	6,838
EOG Resources Inc.	55,236	6,193
Halliburton Co.	218,127	5,366
Devon Energy Corp.	142,603	5,000
Matador Resources Co.	91,291	4,102
Ovintiv Inc. (XNYS)	97,950	3,955
Schlumberger NV	106,454	3,659
		193,433

	Shares	Market Value ($000)
Financials (20.8%)
JPMorgan Chase & Co.	255,682	80,650
Bank of America Corp.	1,341,610	69,214
American International Group Inc.	407,246	31,985
M&T Bank Corp.	149,137	29,472
Morgan Stanley	176,272	28,020
MetLife Inc.	257,709	21,227
Regions Financial Corp.	795,580	20,979
Raymond James Financial Inc.	109,983	18,983
Marsh & McLennan Cos. Inc.	93,113	18,765
Intercontinental Exchange Inc.	94,861	15,982
Wells Fargo & Co.	180,108	15,097
PNC Financial Services Group Inc.	71,951	14,457
Nasdaq Inc.	160,878	14,230
Ares Management Corp. Class A	59,928	9,582
Aflac Inc.	59,781	6,677
Progressive Corp.	25,963	6,411
State Street Corp.	52,832	6,129
Hartford Insurance Group Inc.	45,255	6,037
Ameriprise Financial Inc.	11,921	5,856
MGIC Investment Corp.	176,558	5,009
Unum Group	63,148	4,912
Essent Group Ltd.	71,865	4,568
Hancock Whitney Corp.	72,443	4,536
Jackson Financial Inc. Class A	43,374	4,391
Equitable Holdings Inc.	84,413	4,286
Assured Guaranty Ltd.	49,745	4,211
Popular Inc.	31,696	4,026
Citigroup Inc.	39,003	3,959
Voya Financial Inc.	51,003	3,815
Bank of New York Mellon Corp.	32,433	3,534
Goldman Sachs Group Inc.	4,400	3,504
PROG Holdings Inc.	96,018	3,107
Blackrock Inc.	1,871	2,181
Synchrony Financial	27,600	1,961
CME Group Inc.	6,070	1,640
CNO Financial Group Inc.	33,592	1,329
Chubb Ltd.	3,085	871
Stifel Financial Corp.	7,282	826
Virtus Investment Partners Inc.	2,779	528
Blackstone Inc.	3,048	521
		483,468
Health Care (15.1%)
Johnson & Johnson	338,656	62,793
UnitedHealth Group Inc.	152,618	52,699
Merck & Co. Inc.	621,300	52,146
Elevance Health Inc.	84,436	27,283
Gilead Sciences Inc.	228,874	25,405
Pfizer Inc.	837,486	21,339
AstraZeneca plc ADR	210,646	16,161
Eli Lilly & Co.	20,546	15,677
Becton Dickinson & Co.	77,457	14,498
Roche Holding AG	43,198	14,384
AbbVie Inc.	49,607	11,486
Bristol-Myers Squibb Co.	166,878	7,526
CVS Health Corp.	99,119	7,472
Cigna Group	24,385	7,029
Abbott Laboratories	35,672	4,778
Organon & Co.	431,578	4,609
Cardinal Health Inc.	26,400	4,144
Amgen Inc.	6,106	1,723
Medtronic plc	7,214	687
		351,839
Industrials (11.3%)
Honeywell International Inc.	137,523	28,949
PACCAR Inc.	244,071	23,997
L3Harris Technologies Inc.	76,331	23,312
Emerson Electric Co.	161,975	21,248
Automatic Data Processing Inc.	69,799	20,486

	Shares	Market Value ($000)
Northrop Grumman Corp.	28,289	17,237
Ferguson Enterprises Inc.	67,268	15,107
IDEX Corp.	90,897	14,794
Johnson Controls International plc	134,005	14,734
Caterpillar Inc.	28,677	13,683
Union Pacific Corp.	41,846	9,891
Cummins Inc.	16,953	7,160
Otis Worldwide Corp.	61,380	5,612
General Dynamics Corp.	15,435	5,263
Lockheed Martin Corp.	9,350	4,668
Oshkosh Corp.	35,787	4,642
Owens Corning	31,353	4,435
Ryder System Inc.	23,087	4,355
Booz Allen Hamilton Holding Corp.	40,042	4,002
Apogee Enterprises Inc.	89,509	3,900
CSG Systems International Inc.	60,196	3,875
FedEx Corp.	16,322	3,849
RTX Corp.	21,227	3,552
Masco Corp.	23,619	1,663
Eaton Corp. plc	3,879	1,452
A O Smith Corp.	13,996	1,028
Waste Management Inc.	1,229	271
		263,165
Information Technology (11.7%)
Broadcom Inc.	366,643	120,959
Cisco Systems Inc.	633,804	43,365
Accenture plc Class A	97,809	24,120
NXP Semiconductors NV	93,715	21,342
TE Connectivity plc	89,895	19,734
QUALCOMM Inc.	70,130	11,667
NetApp Inc.	82,593	9,784
International Business Machines Corp.	19,704	5,560
HP Inc.	178,929	4,872
Skyworks Solutions Inc.	59,843	4,607
Amdocs Ltd.	48,797	4,004
Texas Instruments Inc.	13,334	2,450
Kulicke & Soffa Industries Inc.	6,926	281
		272,745
Materials (3.3%)
PPG Industries Inc.	205,377	21,587
Anglo American plc	557,276	21,013
Avery Dennison Corp.	122,251	19,825
NewMarket Corp.	6,039	5,002
Reliance Inc.	15,507	4,355
Sylvamo Corp.	79,458	3,514
Innospec Inc.	10,496	810
Barrick Mining Corp.	8,574	281
		76,387
Real Estate (2.2%)
Crown Castle Inc.	233,795	22,559
Sun Communities Inc.	113,858	14,687
Weyerhaeuser Co.	589,143	14,605
		51,851
Utilities (7.3%)
Sempra	277,862	25,002
Dominion Energy Inc.	405,100	24,780
PPL Corp.	610,885	22,700
American Electric Power Co. Inc.	201,595	22,679
Atmos Energy Corp.	101,046	17,254
WEC Energy Group Inc.	131,749	15,097
Duke Energy Corp.	62,239	7,702
NextEra Energy Inc.	77,414	5,844
Eversource Energy	76,275	5,426
National Fuel Gas Co.	55,283	5,107
Edison International	91,967	5,084
Exelon Corp.	104,702	4,713
DTE Energy Co.	27,221	3,850
New Jersey Resources Corp.	68,419	3,294

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	6,482	541
	American States Water Co.	6,772	497
			169,570
Total Common Stocks (Cost $1,997,509)			2,245,834
Temporary Cash Investments (3.4%)
Money Market Fund (1.9%)
[1]	Vanguard Market Liquidity Fund, 4.180%	445,001	44,500
		Face Amount ($000)
Repurchase Agreement (1.5%)
	BNP Paribas Securities Corp. 4.210%, 10/1/2025 (Dated 9/30/2025, Repurchase Value $35,504, collateralized by U.S. Government Agency Obligations 0.000%–7.000%, 1/1/2030–5/20/2065, with a value of $36,210)	35,500	35,500
Total Temporary Cash Investments (Cost $79,999)			80,000
Total Investments (99.8%) (Cost $2,077,508)			2,325,834
Other Assets and Liabilities—Net (0.2%)			3,724
Net Assets (100%)			2,329,558
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	142	47,845	628

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	5/11/2026	CITNA	3,105	(4.228)	—	(102)
NetApp Inc.	5/5/2028	JPMC	8,258	(4.198)	—	(42)
					—	(144)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,176,362	69,472	—	2,245,834
Temporary Cash Investments	44,500	35,500	—	80,000
Total	2,220,862	104,972	—	2,325,834
Derivative Financial Instruments
Assets
Futures Contracts[1]	628	—	—	628
Liabilities
Swap Contracts	—	(144)	—	(144)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.